Class I [Member] Expense Example, No Redemption - Class I - Putnam Government Money Market Fund - Class I Shares	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 34
Expense Example, No Redemption, 3 Years	106
Expense Example, No Redemption, 5 Years	186
Expense Example, No Redemption, 10 Years	$ 418